Finance income and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of finance income and expenses [Abstract]
Schedule of Financing Income
	Year ended December 31,
Finance income:	2 0 2 2	2 0 2 1	2 0 2 0	2 0 2 2
	NIS	NIS	NIS	US Dollars

Income from revaluation of a long-term financial asset	13,058	1,919	4,426	3,710
Interest from Short-term bank deposits	5,482	408	99	1,557
Interest Income of debentures held for trading	-	3,757	4,222	-
Other interest	-	121	-	-
Changes in fair value of financial assets at fair values	-	17,545	1,689	-
Dividends	3,537	5,207	750	1,005
Foreign currency differences	3,580	-	-	1,017
Income from forward transaction	-	-	162	-
Total finance income	25,657	28,957	11,348	7,289

Schedule of Financing Expenses
	Year ended December 31,
Finance expenses:	2 0 2 2	2 0 2 1	2 0 2 0	2 0 2 2
	NIS	NIS	NIS	US Dollars

Foreign currency differences	-	1,174	560	-
Expenses from forward transaction	-	17,867	-	-
Changes in fair value of financial assets at fair values	16,043	-	-	4,558
Bank fees	420	409	312	119
Portfolio management fees	181	950	283	51
Other	135	92	98	39
Total finance expenses	16,779	20,492	1,253	4,767